Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Statement Of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	254,746,933	163,614,297
Common stock, shares outstanding	254,746,933	163,614,297